Stockholders' Equity (Subscription Investment Units) (Details) (USD $)	1 Months Ended
	Nov. 30, 2010	Mar. 05, 2012
Stockholders' Equity [Abstract]
Total shares available for purchase, subscription investment units	242,355
Per share price of shares available for purchase, subscription investment units	$ 22.1
Shares that expired that were available for purchase, subscription investment units		25,000